Segment information, Statements of Financial Position by Segment (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Statements of Financial Position by Segment [Abstract]
TOTAL ASSETS	€ 8,379.3	€ 7,873.9
Operating Segments [Member] | Project Delivery [Member]
Statements of Financial Position by Segment [Abstract]
TOTAL ASSETS	2,697.8	2,813.4
Operating Segments [Member] | Technology, Products & Services [Member]
Statements of Financial Position by Segment [Abstract]
TOTAL ASSETS	1,091.5	920.3
Corporate/Non Allocable [Member]
Statements of Financial Position by Segment [Abstract]
TOTAL ASSETS	€ 4,590.0	€ 4,140.2